Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 4,483,308	$ 16,605,872
Short-term investments		52,255
Accounts receivable from third-party customers, net	1,492,762	1,649,169
Accounts receivable from related parties	1,272,384	1,094,855
Inventories, net	2,679,275	3,369,885
Prepayments and other current assets	3,748,955	477,237
Advances to supplier- related party	239,729
Total current assets	14,003,843	23,354,676
NON-CURRENT ASSETS
Property, plant and equipment, net	61,686,849	68,447,612
Operating lease right-of-use lease assets	17,537,096	4,589,678
Intangible assets, net	1,845,006	2,063,417
Long-term investments in equity investees	1,516,900	1,642,300
Deferred tax assets	1,281,634	699,039
Total non-current assets	83,867,485	77,442,046
TOTAL ASSETS	97,871,328	100,796,722
CURRENT LIABILITIES
Short-term bank loans	887,000	564,000
Current portion of long term bank loans	2,959,918	1,386,160
Accounts payable	895,694	1,033,476
Advances from customers	121,687	151,462
Taxes payable	1,015,444	1,557,661
Accrued expenses and other current liabilities	1,026,218	1,083,469
Operating lease liabilities, current	2,326,162	184,700
Total current liabilities	9,317,966	6,485,021
NON-CURRENT LIABILITIES
Long term bank loans	1,595,549	4,934,374
Operating lease liabilities, non-current	10,612,508	901,351
Total non-current liabilities	12,208,057	5,835,725
TOTAL LIABILITIES	21,526,023	12,320,746
Commitments and Contingencies (Note 10)
EQUITY
Additional paid-in capital	85,654,468	84,096,866
Statutory reserve	291,443	291,443
Retained earnings	664,004	7,864,267
Accumulated other comprehensive loss	(10,345,832)	(4,152,577)
Equity attributable to owners of the Company	76,344,331	88,178,547
Non-controlling interest	974	297,429
Total equity	76,345,305	88,475,976
TOTAL LIABILITIES AND EQUITY	97,871,328	100,796,722
Common Class A [Member]
EQUITY
Common stock value	62,110	60,410
Common Class B [Member]
EQUITY
Common stock value	18,138	18,138
Related Party [Member]
CURRENT ASSETS
Due from related parties	87,430	105,403
CURRENT LIABILITIES
Accounts payable		393,625
Due to related parties	$ 85,843	$ 130,468